UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Miura Global Management, LLC

Address:  101 Park Avenue - 21st Floor
          New York, New York 10178


13F File Number: 028-12333

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Gregory Heyman
Title:  Chief Compliance Officer
Phone:  (212) 984-8825


Signature, Place and Date of Signing:

/s/ Gregory Heyman              New York, New York             May 14, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  12

Form 13F Information Table Value Total: $191,938
                                         (thousands)


List of Other Included Managers:  NONE


                                                    FORM 13F INFORMATION TABLE


COLUMN 1                    COLUMN  2     COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                             TITLE
                               OF                     VALUE    SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER               CLASS         CUSIP     (X$1000)  PRN AMT   PRN CALL   DISCRETION  MGRS     SOLE  SHARED    NONE
ALCOA INC                     COM        013817101   13,051    385,000  SH            SOLE      N/A     385000    0      0
CORNING INC                   COM        219350105   18,192    800,000  SH            SOLE      N/A     800000    0      0
DTS INC                       COM        23335C101   12,147    501,325  SH            SOLE      N/A     501325    0      0
GOOGLE INC                    CL A       38259P508   13,745     30,000  SH            SOLE      N/A      30000    0      0
HEELYS INC                    COM        42279M107    4,126    140,600  SH            SOLE      N/A     140600    0      0
HERCULES OFFSHORE INC         COM        427093109   37,421  1,425,000  SH            SOLE      N/A    1425000    0      0
INDYMAC BANCORP INC           COM        456607100    4,808    150,000  SH            SOLE      N/A     150000    0      0
JA SOLAR HOLDINGS CO LTD      SPON ADR   466090107   24,512  1,355,000  SH            SOLE      N/A    1355000    0      0
NEKTAR THERAPEUTICS           COM        640268108    3,265    250,000  SH            SOLE      N/A     250000    0      0
POLO RALPH LAUREN CORP        CL A       731572103   21,156    240,000  SH            SOLE      N/A     240000    0      0
RESEARCH IN MOTION LTD        COM        760975102   31,393    230,000  SH            SOLE      N/A     230000    0      0
SPIRIT AEROSYSTEMS HLDGS INC  COM CL A   848574109    8,122    255,000  SH            SOLE      N/A     255000    0      0




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